Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Presentation of segment information

3.1.  Presentation of segment information

An operating segment is a component of the Company which develops business activities for  earn revenues and incur expenses. Operating segments reflect the way the Company’s management reviews financial information for decision-making.  The Company’s management identified the operating segments that attend the quantitative and qualitative parameters for disclosure, and represent mainly types of businesses being Linx Software and Linx Pay Meios de Pagamento Ltda. and its subsidiaries.

The main services provided for each operating segment correspond to:

Linx Software

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Enterprise Resource Planning (ERP): It is a software platform developed to integrate several departments of a company, allowing the automation and storage of all business information. The main ERP modules are: Commercial, Industrial, Supply, Management, Logistics, Accounting and Taxation. ERP solutions are developed to adapt to the size and profile of customers according to their needs.

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Point of Sale (POS): Software solutions for LINX terminals located in each customer's store, where sales occur, looking to adapt the POS profile to each customer, with solutions that look to cover and aggregate all aspects of the company.

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Customer Relationship Management (CRM): Wide portfolio of CRM applications designed to help customers manage their sales processes more efficiently, integrate marketing and content campaigns with their sales processes more efficiently, and offer high quality services to their customers. They are entirely in the cloud (cloudbased) and focus on allowing retailers to manage and interact directly with their customers.

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Electronic commerce (e-commerce): Electronic commerce platform (e-commerce), totally integrated with ERP LINX software. E-commerce services consist of (i) receiving wholesale orders and monitoring sales targets (ii) direct sales to the final consumer; and (iii) interactive electronic catalog with information on inventory and prices, among others that are integrated with the ERP system, allowing customers to offer consistent, relevant and personalized cross-channel sales through catalogs, merchandising, marketing, research and guided navigation, personalization, automated recommendations and non-automated customer service (live help).

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Linx Omni OMS: Offers multichannel purchasing processes that integrate stores, franchises and distribution centers, offering a single channel for customers, which reduces inventory shortages, generates greater consumer traffic and increases sales. The OMS is divided into two modules:

➢	Omni OMS module: Responsible for integrate all systems associated with OMS, such as the retailer's ERP, customer service, logistics, e-commerce platform and mobile device solutions, among others.
➢	Omni in-store module: Allows the store operator to confirm that a customer has placed an order and monitor the necessary steps for shipping and booking the product.
•

Linx Impulse (Search): Search solution that uses machine learning and proprietary algorithms to ensure that consumers find the products they want through ecommerce channels, impacting the clickthrough rate - CTR, conversion rates and revenue per session.

•	Receivables management: Solution that allows the conciliation of the main acquirers and digital portfolios in the market on a single integrated platform.

Linx Pay Meios de Pagamento Ltda and subsidiaries

•	Linx Pay: Sub-acquiring operation. For customers, Linx Pay works as a acquire with attractive rates. For acquires, Linx Pay acts as a distribution channel, increasing the volume of processing;
•	Gateway: Online gateway for payments in electronic commerce (e-commerce);
•	Linx Digital Account: Digital account linked to a prepaid card with Elo card brand, integrated natively to Linx Pay and other business association solutions;
•	QR Linx: QR Code that integrates digital payment applications (electronic wallets) to Linx's retail customers, allowing the acceptance of new forms of payment in an integrated and native way.

Consolidation basis

3.2. Consolidation basis

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2020. Control is obtained when the Company is exposed or entitled to variable returns based on its involvement with the investee, and has the ability to affect those returns through the power exercised in relation to the investee. Specifically, the Company controls an investee if, and only if, it has:

•	Power in relation to the investee (i.e., existing rights that guarantee the current ability to govern the relevant activities of the investee);
•	Exposure or right to variable returns based on its involvement with the investee;
•	The ability to use its power over the investee to affect its income (loss).

The Company re-evaluates whether or not it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three control elements. The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and income (loss) of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date the Company obtains control through the date the Company ceases to exercise control over the subsidiary.

Whenever necessary, adjustments are made to the financial statements of the subsidiaries to align their accounting practices with the Company’s accounting practices. All related party assets and liabilities, shareholders’ equity, revenues, expenses and cash flows related to transactions between related parties are fully eliminated in the consolidation process.

The parent company’s financial statements, financial statements of subsidiaries are recognized under the equity method.

The consolidated financial statements include significant information of Linx S.A. and its subsidiaries, as follows:

	% Interest
	12/31/2020	12/31/2019
Subsidiaries
Linx Sistemas e Consultoria Ltda.	99.99%	99.99%
Linx Telecomunicações Ltda.	99.99%	99.99%
Indirect subsidiaries (*)
Napse S.R.L.	100.00%	100.00%
Synthesis Holding LLC.	100.00%	100.00%
Retail Renda Fixa Crédito Privado Fundo de Investimento	100.00%	100.00%
Santander Moving Tech RF Referenciado DI CP FI	100.00%	100.00%
Sback Tecnologia da Informação Ltda. (v)	—	100.00%
Linx Pay Meios de Pagamento Ltda.	100.00%	100.00%
Hiper Software S.A.	100.00%	100.00%
SetaDigital Sistemas Gerenciais Ltda. (v)	—	100.00%
Esmeralda Serviços Digitais Ltda. (ii)	100.00%	—
Safira Serviços Digitais Ltda (ii)	100.00%	—
Ametista Serviços Digitais Ltda (ii)	100.00%	—
Diamante Serviços Digitais Ltda (ii)	100.00%	—
RRA Ferreira ME (i)	100.00%	—
CR Sistemas Ltda (iii)	100.00%	—
Mercadapp Soluções em Software Ltda (iv)	100.00%	—

(*)   Companies controlled by Linx Sistemas, except Esmeralda Serviços Digitais Ltda, Safira Serviços Digitais Ltda, Ametista Serviços Digitais Ltda and Diamante Serviços Digitais Ltda which are controlled by Linx Pay.

(i)	Subsidiary acquired by Linx Sistemas on February 2, 2020.
(ii)	Subsidiary acquired by Linx Pay on January 30, 2020.
(iii)	Subsidiary acquired by Linx Sistemas on September 4, 2020.
(iv)	Subsidiary acquired by Linx Sistemas on November 13, 2020.
(v)	Subsidiaries incorporated by Linx Sistemas during the year 2020.

Linx S.A is the direct parent company of the following companies:

Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”): engaged in developing management software for the retail segment, providing technical support, advisory and training and participation in other companies.

Linx Telecomunicações Ltda. (“Linx Telecomunicações”): engaged in the provision of telecommunication services in general, such as transmission of voice, data, images and sound by any means, including services of networks and circuits, telephony, by any systems, including via Internet.

Linx S.A is the indirect parent company of the following companies:

Napse S.R.L. (“Napse”): operates in the development and sales of point-of-sale (POS) automation software, electronic payment solutions (TEF) and promotion engine for large retail chains in the main Latin American markets.

Synthesis Holding LLC. (“Synthesis”): holding company belonging to Napse group, controller of Synthesis US LLC (United States of America), Synthesis I.T. e Retail Americas S.R.L. (Mexico).

Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”) Exclusive investment fund, reserved for the investment transactions of the Company and their subsidiaries.

Santander Moving Tech RF Referenciado DI CP FI (“Santander Moving Tech”): Exclusive investment fund, reserved for the investment transactions of the Company and their subsidiaries.

Linx Pay Meios de Pagamento Ltda. (“Linx Pay”): operates with the purpose of aggregating all of the Company’s initiatives related to fintech such as TEF (payment gateway), DUO (Smart POS) and the newly launched Linx Pay Easy (sub-acquiring), besides the new products aligned with Linx’s strategic positioning in such area and participation in other companies.

Hiper Software S.A. (“Hiper”): operates with the purpose of solutions in the Software as a Service (SaaS) model for micro and small retailers.

Esmeralda Serviços Digitais Ltda. (‘’PinPag”): fintech specialized in electronic payment and offers customized and disruptive installment solutions for retail.

Safira Serviços Digitais Ltda. (‘’PinPag”): fintech specialized in electronic payment and offers customized and disruptive installment solutions for retail.

Ametista Serviços Digitais Ltda. (‘’PinPag”): fintech specialized in electronic payment and offers customized and disruptive installment solutions for retail.

Diamante Serviços Digitais Ltda. (‘’PinPag”): fintech specialized in electronic payment and offers customized and disruptive installment solutions for retail.

RRA Ferreira ME. (‘’Neemo”): active in personalized delivery solutions through the integration of the establishment's delivery application and its e-commerce platform.

CR Sistemas Ltda. (‘’Humanus”): active in payroll management software and HCM (Human Capital Management), for medium-sized companies belonging to different sectors of the economy.

Mercadapp Soluções em Software Ltda: specialized in white label platform for online sales solutions for small and medium-sized supermarkets, its solutions for web and delivery platform based on cloud.

Measurement of fair value

3.3. Measurement of fair value

The Company and its subsidiaries measure financial instruments at fair value on each balance sheet closing date. Fair value is the price received upon the sale of an asset or paid by transfer of a liability of a non-forced transaction between market participants at the measurement date.

The measurement of fair value is based on the assumption that the transaction to sell the asset or transfer the liability will occur: (i) in the main market for the asset or liability; or (ii) in the absence of a main market, the market is more advantageous for the asset or the liability.

All assets and liabilities for which the fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy described below based on the lowest level information that is significant to the measurement of the fair value as a whole:

•	Level 1 – Prices quoted (not adjusted) in active markets for identical assets and liabilities to which the entity may have access on the measurement date;
•	Level 2 — Valuation techniques for which the lowest level and significant input to fair value measurement is directly or indirectly observable;
•	Level 3 — Valuation techniques for which the lowest level and significant input to fair value measurement is not available.

For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Company and its subsidiaries determine whether transfers occurred between levels of the hierarchy, reassessing the categorization (based on the lowest and most significant information for measuring the fair value as a whole) at the end of each reporting period.

Financial instruments - Initial recognition and subsequent measurement

3.4. Financial instruments — Initial recognition and subsequent measurement

The Company and its subsidiaries adopted IFRS 9 - Financial Instruments to replace IAS 39 on January 1, 2018. The changes related to these accounting policies are as follows:

A financial instrument is an agreement that originates a financial asset to an entity and a financial liability or equity instrument of another entity.

i) Financial assets

Initial recognition and measurement

Financial assets are classified, at the initial recognition as measured: at amortized cost; fair value through other comprehensive income or fair value through profit or loss.

The classification of financial assets upon initial recognition depends on the characteristics of the contractual cash flows of the financial asset and the business model of the Company and its subsidiaries for the management of these financial assets. With exception of trade accounts receivable that do not contain a significant financial component or for which the Company and its subsidiaries have adopted the practical expedient, the Company and its subsidiaries initially measure the financial asset at its fair value plus transaction costs, in case of financial asset not measured at fair value through profit or loss. The trade accounts receivable that do not contain a significant financial component are measured at the transaction price determined according to IFRS 15.

For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it has to generate cash flows on the outstanding principal amount. This evaluation is performed at instrument level. Financial assets with cash flows other than payments of principal and interest are classified and measured at fair value through profit or loss, regardless of the business model adopted.

The business model of the Company and its subsidiaries to manage financial assets refers how it manages its financial assets to generate cash flows. The business model determines whether the cash flows will result from collecting contractual cash flows, selling financial assets, or both.

Purchases and sales of financial assets that require the delivery of assets within an established schedule by regulation or agreement in the market (regular negotiation) are recognized on the negotiation date, that is, the date when the Company and its subsidiaries undertake to buy or sell the asset.

Subsequent measurement

For subsequent measurement purposes, financial assets are classified into four categories, as follows:

•	Financial assets at amortized cost (debt instruments);
•	Financial assets at fair value through other comprehensive income (FVTOCI) with reclassification of accumulated gains and losses (debt instruments);
•	Financial assets designated at fair value through other comprehensive income, without reclassification of accumulated gains and losses at the time of its derecognition (equity instruments);
•	Financial assets at fair value through profit or loss.

Financial assets at amortized cost

This category is the most relevant for the Company and its subsidiaries. The Company and its subsidiaries measure the financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is maintained in the business model, whose the purpose is to maintain financial assets for the purpose of receiving contractual cash flows;
•	The contractual terms of financial assets give rise, on specific dates, to cash flows that solely refer to payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in income (loss) when the asset is derecognized, modified or impaired.

The financial assets of the Company and its subsidiaries at amortized cost mainly include trade accounts receivable, cash and cash equivalents and other accounts receivable, in addition to suppliers and other accounts payable.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the statement of financial position at fair value, with net changes of fair value recognized in the statement of profit or loss.

This category contemplates derivative instruments and listed equity investments, which the Company and its subsidiaries have not irrevocably classified based on fair value through other comprehensive income. Dividends on listed equity investments are also recognized as other revenues in statement of income when the right to payment is established.

Derecognition

A financial asset (or, when appropriate, part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired; or
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The Company and its subsidiaries transferred its rights to receive cash flows from the asset or assumed an obligation to pay the cash flows received without material delay to a third party under an onlending contract; and (i) the Company and its subsidiaries transferred substantially all risks and rewards of the assets, or (ii) the Company and its subsidiaries neither transferred nor retained substantially all the risks and benefits related to the asset, but transferred the control over the asset.

When the Company and its subsidiaries transfer its rights to receive the cash flows of an asset or enter into a transfer agreement, they evaluate if and under which measured, they retained the ownership risks and rewards. When they neither transfer nor retain substantially all the risks and rewards of the asset, or transfer the control of the asset, the Company and its subsidiaries continue to recognize the transferred asset to the extent of its continuing engagement. In such case, the Company and its subsidiaries also recognize a related liability. The transferred asset and associated liability are measured on a base that reflects the rights and obligations retained by the Company and its subsidiaries.

The continued engagement in the form of guaranteeing the transferred asset is measured at the lower of (i) the amount of the asset and (ii) the maximum amount of the consideration received that the entity could be required to repay (the guarantee amount).

Impairment of financial assets

The Company and its subsidiaries recognize a provision for estimated credit losses for all debt instruments not held at fair value through profit or loss. The expected credit losses are based on the difference between the contractual cash flows payable according to the contract and all cash flows that the Company and its subsidiaries expect to receive, discounted at an effective interest rate that approximates to the original transaction rate. The expected cash flows will include the cash flows of the sale of the guarantees held or other credit improvements that are included in contractual terms.

For trade accounts receivable and contract assets, the Company and its subsidiaries apply a simplified approach in the calculation of expected credit losses. Therefore, the Company and its subsidiaries do not follow the changes in credit risk, but recognize a loss allowance based on lifetime expected credit losses at each reporting date. The Company and its subsidiaries established a provision matrix based on its historical credit loss experience, adjusted to specific prospective factors for debtors and economic environment.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified in initial recognition as financial liabilities at fair value through profit or loss, financial liabilities at amortized cost, or as derivatives designated as hedge instruments, as the case may be.

All financial liabilities are initially measured at their fair values, plus or minus, in case of financial liability other than fair value through profit or loss, the transaction costs that are directly attributable to the issue of financial liability.

The financial liabilities of the Company and its subsidiaries include suppliers, loans and financing, lease payable and other liabilities.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

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Financial liabilities at fair value through profit or loss include financial liabilities for trading and financial liabilities designated in the initial recognition, as measured at fair value through profit or loss.

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Financial liabilities are classified as held-for-trading if they are acquired with the purpose of buyback in the short term. Gains or losses of liabilities for trading are recognized in the statement of income.

The financial liabilities designated at initial recognition at fair value through profit or loss are designated at the initial recognition date, and only if the criteria of IFRS 9 are met. The Company and its subsidiaries did not assign any financial liability at fair value through profit or loss.

Financial liabilities at amortized cost (loans and financing)

This is the most relevant category for the Company and its subsidiaries. After initial recognition, loans and financing obtained and granted subject to interest are subsequently measured at amortized cost, using the effective interest rate method. Gains and losses are recognized in profit or loss when liabilities are derecognized, as well as through the amortization process of effective interest rate.

Amortized cost is calculated taking into account any negative goodwill or goodwill in the acquisition and fees or costs comprising effective interest rate method. The amortization under the effective interest rate method is included as financial expense in the statement of income.

This category usually applies to loans and financing granted and taken out, subject to interests.

Derecognition

A financial liability is derecognized when the obligation under the liability is extinguished; that is, when the obligation specified in the contract is settled, canceled or expires. When an existing financial liability is replaced by another one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and recognition of a new liability. The difference in the respective book values is recognized in the statement of profit or loss.

iii) Offset of financial instruments

Financial assets and liabilities are offset and the net value reported in the consolidated balance sheet only when there is a legally enforceable right currently applicable to offset the amounts recognized and if there is intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Current versus non-current classification

3.5. Current versus non-current classification

The Company presents assets and liabilities in the balance sheet based on their classification as current or non-current. An asset is classified as current when:

•	It is expected to be carried out, or is intended to be sold or consumed in the normal course of the entity's operating cycle;
•	It is maintained essentially for the purpose of being traded;
•	It is expected to be carried out up to 12 months after the balance sheet date; and
•	It is cash or cash equivalent, unless its exchange or use for settlement of liabilities is prohibited for at least 12 months after the balance sheet date.

All other assets are classified as non-current. A liability is classified as noncurrent when:

•	It is expected to be settled during the entity's normal operating cycle;
•	It is maintained essentially for the purpose of being traded;
•	It must be settled within 12 months after the balance sheet date; and
•	The entity has no unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

The terms of a liability that may, at the option of the counterparty, result in its settlement through the issuance of equity instruments do not affect its classification. The Company classifies all other liabilities as noncurrent.

Deferred tax assets and liabilities are classified in non-current assets and liabilities.

Business combinations

3.6. Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured for the consideration amount transferred, valuated on fair value basis on the acquisition date, including the value of any non-controlling interest in the acquiree. For each business combination, the buyer must measure the non-controlling interest in the acquired business at the fair value of based on its interest in the net assets identified in the acquired business. Directly attributable costs to the acquisition should be accounted for as expense when incurred.

On acquiring a business, the Company and its subsidiaries assess the financial assets and liabilities assumed in order to rate and to allocate them in accordance with contractual terms, economic circumstances and pertinent conditions on the acquisition date, which includes segregation by the acquired entity of built-in derivatives existing in the acquired entity’s host contracts.

Any contingent payments to be transferred by the acquiree will be recognized at fair value on the acquisition date. Subsequent changes in fair value of contingent consideration considered as an asset or a liability shall be recognized in the statement of income.

The Company measures goodwill as the exceeding consideration transferred in relation to net assets acquired (net identifiable assets acquired and liabilities assumed). If consideration is lower than fair value of net assets acquired, the difference must be recognized as gain in statement of operations.

After initial recognition, the goodwill is carried at cost less any accumulated loss for the impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating units of the Company that are expected to benefit from synergies of combination, regardless of other assets or liabilities of the acquiree being allocated to those units.

Cash and cash equivalents

3.7. Cash and cash equivalents

Cash equivalents are maintained for the purpose of meeting short-term cash commitments rather than for investment or other purposes. The Company and its subsidiaries consider as cash equivalents the financial assets readily convertible into known amounts of cash and subject to an insignificant risk of change of value. Consequently, an investment normally qualifies as cash equivalent when it has short-term maturity; for example, three months or less, as of the contracting date.

Trade accounts receivable

3.8. Trade accounts receivable

A receivable represents the right of the Company and its subsidiaries to an unconditional consideration (i.e., it is only necessary for a certain time to elapse in order for payment of the consideration to be due), being recognized at face value, deducting present value and provision for expected loss. The amounts to be received from customers abroad are converted at the exchange rate in force on the base date.

Income tax and social contribution

3.9. Income tax and social contribution

The income tax and social contribution, both current and deferred, are calculated based on the rates of 15% plus a surcharge of 10% on taxable income in excess of R$ 240 (annual base for the year) for income tax and 9% on taxable income for social contribution on net income, and consider the offsetting of tax loss carryforward and negative basis of social contribution limited to 30% of the taxable.

Expense with income tax and social contribution comprises both current and deferred taxes. Current taxes and deferred taxes are recognized in income (loss) unless they are related to the business combination, or items directly recognized in shareholders' equity or other comprehensive income.

Current taxes are the expected taxes payable on the taxable income for the period, at tax rates enacted or substantively enacted on the date of presentation of the financial statements, and any adjustments to taxes payable in relation to prior periods.

Deferred taxes are recognized in relation to the temporary differences between the book values of assets and liabilities for accounting purposes and the related amounts used for taxation purposes.

Deferred tax assets and liabilities are offset when there is a legal enforceable right to set off current tax assets and liabilities, and the latter relate to income taxes levied by the same tax authority on the same taxable entity.

A deferred income tax and social contribution asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable income will be available against which the unused tax losses and credits can be utilized.

Deferred income tax and social contribution assets are reviewed at each reporting date and reduced when their realization is no longer probable.

Deferred income tax related to items recognized directly in shareholders’ equity and not in statement of income. Deferred tax items are recognized according to the transaction that originated the deferred tax, in comprehensive income or directly in shareholders' equity.

As permitted by Brazilian tax legislation, the subsidiary Sback Tecnologia da Informação Ltda, Esmeralda Serviços Digitais Ltda, Safira Serviços Digitais Ltda, Ametista Serviços Digitais Ltda, Diamante Serviços Digitais Ltda, RRA Ferreira ME and CR Sistemas Ltda adopts the deemed income taxation method. For these subsidiaries, income tax and social contribution are calculated at the rate of 32% on revenues from services and 100% on financial revenues. The regular rates of the respective tax and contribution apply to these.

Tax exposures

To determine current and deferred income tax, the Company and its subsidiaries take into consideration the impact of uncertainties on positions taken on taxes and if the additional income tax and interest payment has to be made. The Company and its subsidiaries believe that the provision for income tax recorded in liabilities is adequate for all outstanding tax periods, based on its evaluation of several factors, including interpretations of tax laws and past experience. This evaluation is based on estimates and assumptions that may involve several judgments on future events. New information may be made available, leading the Company and its subsidiaries to change its judgment on the adequacy of existing provision. These changes will impact income tax expenses in the year in which they occur.

Property, plant and equipment

3.10. Property, plant and equipment

Recognition and measurement

Property, plant and equipment items are measured at historical acquisition, formation or construction cost, net of accumulated depreciation. The cost includes expenditures that are directly attributable to the acquisition of assets.

Purchased software that is integral to the functionality of a piece of equipment is capitalized as part of that equipment. When parts of a property, plant and equipment item have different useful lives, they are accounted for as separate items (major components) of Property, plant and equipment.

Gains and losses on disposal of a property, plant and equipment item are determined by comparing the proceeds from disposal with the book value of Property, plant and equipment and are recognized net within "other revenues" in the statement of income.

Subsequent costs

The replacement cost of a component of property, plant and equipment is recognized in the book value of the item when it is probable that the future economic benefits embodied in the component will flow to the Company and its subsidiaries and cost can be reliably measured. The book value of the component that has been replaced by another is written off. Costs of normal maintenance on property, plant and equipment are charged to the statement of operations as incurred.

Depreciation

Depreciation is calculated on the depreciable values, which is the cost of an asset, or other amount that substitutes cost, less residual values. The residual value and useful life of the assets and the depreciation methods are reviewed upon the closing of each year, and adjusted respectively, when appropriate.

Depreciation is recognized in income (loss) on a straight-line basis over the estimated useful lives of each component of a fixed asset item, as this method is that more closely reflects the pattern of consumption of future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative years are shown in the Note 11.

Intangible assets and goodwill

3.11. Intangible assets and goodwill

Intangible assets acquired separately are measured at cost upon initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at acquisition date. After the initial recognition, the intangible assets are stated at cost, less accumulated amortization and impairment losses. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expenditure is reflected in the statement of income in the year in which it is incurred. The useful life of the intangible asset is classified as defined or undefined. Goodwill arising from the acquisition of subsidiaries is included in intangible assets in the consolidated financial statements.

Intangible assets with defined life are amortized over the economic useful life and valued in relation to impairment whenever there is indication of loss of economic value of the asset. Amortization method and period of an intangible asset with defined life are reviewed at least at the end of each year.  Changes in these assets’ estimated useful lives or in expected consumption of future economic benefits are accounted for through changes in amortization method or period, as applicable, and are addressed as changes in bookkeeping.  The amortization of intangible assets with defined life is recognized in the statement of income in the category of expense consistent with the use of the intangible assets.

Intangible assets with undefined useful lives are not amortized but tested for impairment on an annual basis, individually or at cash generating unit level. The evaluation of indefinite useful life is reviewed annually to determine whether it is still justifiable. Otherwise, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized when it is sold (that is, date when the beneficiary obtains control over the related asset) or when no future economic benefit is expected from its use or sale. Possible gains or losses from the derecognition of assets (the difference between the net sales price and book value) are recognized in the statement of income in the year.

Intangible assets with undefined useful lives are tested for impairment on an annual basis as of December 31, individually or at cash generating unit level, as the case may be or when circumstances indicate impairment loss of book value.

Goodwill

The cost of goodwill is accounted for under the fair value acquisition method and the goodwill impairment test is performed annually as of December 31 or when circumstances indicate that the book value has been impaired.

Research and development

Research expenditures are recorded as expenses when incurred, and development expenditures linked to technological innovations of existing products are capitalized if they are technologically and economically feasible, and amortized over the expected period of benefits in the operating expenses group.

Development activities involve a plan or project aimed at producing new. Development expenditures are capitalized only when all the following elements are present: (i) technical feasibility to complete the intangible asset in order for it to be available for use or sale; (ii) intention to complete the intangible asset and use or sell it; (iii) the intangible assets should result in future economic benefit; (iv) availability of technical, financial and other proper resources to conclude its development and to use the intangible asset; and (v) ability to accurately measure the expenses attributable to intangible assets during their development. The expenditures capitalized include the cost of labor and materials that are directly attributable to preparing the asset. Other development expenditures are recognized in the statement of income as incurred.

After the initial recognition, the asset is stated at cost, less accumulated amortization and impairment losses. Amortization is triggered when the development is complete and the asset item is available for use for the future economic benefit period. During the development period, the asset is tested for impairment on an annual basis.

Other intangible assets

Other intangible assets that are acquired and have defined useful lives are measured at cost, less accumulated amortization and any impairment losses.

Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally-generated goodwill and trademarks, are recognized in income (loss) as incurred.

Amortization is recognized in income (loss) on a straight-line basis over the estimated useful lives of the intangible assets, except goodwill, from the date they are available for use, since this is the method that best reflects the pattern of consumption of the future economic benefits embodied in the asset.

Impairment loss of non-financial assets

3.12. Impairment loss of non-financial assets

The Management reviews the recoverable value of assets annually in order to assess events or changes in economic, operating, or technological circumstances likely to point out impairment or loss of their recoverable value. These evidences are detected and the net book value exceeded, the recoverable value, a provision for impairment is formed to adjust net book value to recoverable value. The recoverable value of an asset or a particular cash-generating unit is defined as the higher of value in use and net sales value.

In estimating the value in use of an asset, estimated future cash flows are discounted to their present values, using a pretax discount rate that reflects the weighted average cost of capital in the industry where the cash-generating unit operates. The net fair value of sales expenses is calculated whenever possible, based on recent market transactions between knowledgeable and interested parties with similar assets. In the absence of observable transactions in this regard, the Company uses an appropriate valuation methodology. The calculations provided in this model are supported by available fair value indicators, such as prices quoted for listed entities, among other available indicators.

The Company bases its impairment assessment on the most recent financial forecasts and budgets, which are prepared separately by Management for each cash-generating unit to which the assets are allocated. Projections based on said forecasts and budgets generally cover a five-year period. An average long-term growth rate is calculated and applied to future cash flows after the fifth year.

The asset impairment loss is recognized in income (loss) in a manner consistent with the function of the asset subject to losses.

For assets other than goodwill, an assessment is made on each reporting date to determine whether there is an indication that the impairment losses previously recognized no longer exist or have decreased. If such indication exists, the Company estimates the recoverable amount of the asset or of the cash-generating unit. An impairment loss on a previously recognized asset is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss that was recognized. The reversal is limited so that the book value of the asset does not exceed the book value that would have been calculated (net of depreciation, amortization or depletion), if no impairment loss had been recognized for the asset in previous years. This reversal is recognized in income (loss).

Goodwill impairment test is carried out on an annual basis as of December 31 or when circumstances indicate that the book value has been impaired.

The impairment loss is recognized for a cash-generating unit to which the goodwill is related. When the recoverable amount of the unit is lower than the book value of the unit, the loss is recognized and allocated to reduce the book value the unit’s assets in the following order: (a) reducing the book value of the goodwill allocated to the cash-generating unit; and (b) then, to the other assets of the unit in proportion to the book value of each asset.

Intangible assets with undefined useful lives are tested for impairment on an annual basis as of December 31, individually or at cash generating unit level, as the case may be or when circumstances indicate impairment loss of book value.

Accounts payable to suppliers

3.13. Accounts payable to suppliers

Trade accounts payable are obligations due for assets or services acquired in the normal course of businesses, and are classified as current liabilities if payment is due within one year. Otherwise, accounts payable are presented as non-current liabilities.

They are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method.

Loans and financing

3.14. Loans and financing

Loans and financing are initially recognized at the fair value less any transaction costs assignable. After their initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Loans costs

Loans costs directly related to the acquisition, construction or production of an asset that necessarily requires significant time to complete for the purpose of use or sale are capitalized as part of the cost of the corresponding asset. All other loans costs are recorded as an expense in the period in which they are incurred. Loans costs comprise interest and other costs incurred by the Entity in connection with the loan.

Lease liabilities

3.15. Lease liabilities

On the lease start date, the Company and its subsidiaries recognize lease liabilities measured at the present value of lease payments to be made during the lease term. Lease payments include fixed payments (including fixed payments in substance) minus any lease incentives receivable, variable lease payments that depend on an index or rate and expected amounts to be paid under residual value guarantees. Lease payments also include the exercise price of a call option reasonably certain to be exercised by the Company and its subsidiaries, and payment of fines for terminating a lease, if the lease term reflects the Company and its subsidiaries exercising the lease. termination option. Variable lease payments that do not depend on an index or rate are recognized as an expense in the period in which the event or condition determining the payment occurs.

When calculating the present value of lease payments, the Company and its subsidiaries use the incremental loan rate on the lease start date if the interest rate implied by the lease is not easily determinable. After the start date, the amount of the lease liability is increased to reflect the increase in interest and reduced for lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a change, a change in the lease term, a change in fixed substance lease payments or a change in the valuation to purchase the underlying asset.

Right of use

3.16. Right of use

The Company and its subsidiaries recognize the right-of-use assets on the lease start date (that is, the date on which the underlying asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of recognized lease liabilities, initial direct costs incurred and lease payments made before or on the start date less lease incentives received. Unless it is reasonably certain that the Company and its subsidiaries obtain ownership of the leased asset at the end of the lease term, the recognized right-to-use assets are depreciated using the straight-line method over the shortest period between the estimated useful life and the term of the lease.

Provisions

3.17. Provisions

Provisions are recognized when the Company and its subsidiaries have a present obligation (legal or not formalized) as a result of a past event. It is likely that economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made. When the Company and its subsidiaries expect the amount of a provision to be reimbursed, in whole or in part, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is practically certain . The expense related to any provision is shown in the income statement, net of any reimbursement.

If the effect of the time value of the money is significant, the provisions are discounted using a current rate before taxes that reflects, when appropriate, the risks specific to the liability. When a discount is adopted, the increase in the provision due to the passage of time is recognized as a financing cost.

Provisions for tax, civil and labor risks

The Company and its subsidiaries are parties to several legal and administrative proceedings. Provisions are set up for all contingencies related to legal proceedings for which it is probable that an outflow of funds will be made to settle the contingency / obligation and a reasonable estimate can be made. The assessment of the likelihood of loss includes the assessment of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system as well as the assessment of outside lawyers. Provisions are reviewed and adjusted to take into account changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.

Contingent liabilities recognized in a business combination

A contingent liability recognized in a business combination is initially measured at fair value. Subsequently, it is measured between the higher amount that would be recognized in accordance with the accounting policy for provisions above (IAS 37) or the amount initially recognized less, when applicable, the accumulated amortization recognized in accordance with the recognition policy. revenue.

Adjustment to present value of assets and liabilities

3.18. Adjustment to present value of assets and liabilities

Long-term monetary assets and liabilities are adjusted for inflation and, therefore, adjusted to their present value. The adjustment to present value of short-term monetary assets and liabilities is calculated, and only recognized, if it is considered as relevant with respect to the financial statements taken as a whole. For recognition and materiality determination purposes, the adjustment to present value is calculated taking into consideration the contractual cash flows and the explicit interest rate, and, in certain cases, the implicit interest rate of the related assets and liabilities. Based on the analyzes performed and the best Management’s estimate.

Revenue from contract with customer

3.19. Revenue from contract with customer

The Company and its subsidiaries recognize its revenues from software license, which include license fees, revenue from subscription, and revenue from services, which includes implementation and customization and sub-acquiring revenue. Revenue is presented net of taxes, returns, rebates and discounts, when applicable. Revenues are recognized in an amount that reflects the consideration to which the Company and its subsidiaries expect to be entitled in exchange for the transfer of services to a client.

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Subscription revenues: They are recurring revenues derived from: (1) revenues related to services to provide the client with the right of use of software in a cloud-based infrastructure provided by the Company and its subsidiaries or by a third-party, or even based on the client’s own internal infrastructure, where the client has no right to end the contract and become the owner of the software or use in its IT infrastructure or a third-party’s infrastructure; and (2) revenues related to technological support, helpdesk, equipment rental, software hosting service, payment for the use of tools and support teams located at the clients besides connectivity services. Monthly maintenance is aggregated in a contract usually valid for twelve months. Monthly subscription revenues are not reimbursable and are billed and paid on a monthly basis. These revenues are recognized in income (loss) on a monthly basis, as services are provided, starting on the date in which services are made available to the client and all other revenue recognition criteria are met.

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Revenues from service rendered are considered non-recurring and involves implementation services, including personalization, training, software licenses and other services. Revenues from services are recognized in proportion to the stage of completion of the service.

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Revenue from royalties - Revenues from software licenses are recognized when: it is determined when all risks and rewards of the license are transferred upon the availability of the software and the amount may be reliably measured and it is likely that any expected future economic benefits will be generated on behalf of the Company and its subsidiaries.

•	Sub-acquiring revenues derive from the capture of the transactions with credit and debit cards and are recognized on the date of capture/processing of the transactions.

In case billed amounts exceed services rendered plus recognized revenue, the difference is stated in the balance sheet (current and non-current liabilities) as deferred revenue.

Capital

3.20. Capital

Common shares

Additional costs directly attributable to the issue of shares and share options are recognized as reducers from shareholders' equity. Tax effects related to the costs of these transactions are calculated in accordance with IAS 12.

Transactions involving share-based payment

3.21. Transactions involving share-based payment

Company employees receive share-based payments, in which the employees render services in exchange for membership certificates (“transactions settled with membership certificates”). In situations in which equity securities are issued and some or all goods or services received by the Company in exchange cannot be specifically identified, the unidentified goods or services received (or receivable) are measured by the difference between the fair value of share-based payment and the fair value of any good or service received on its grant date.

The Company offers restricted shares to employees (contracted under the Labor laws or Statutory) who will be entitled to receive the restricted shares at the end of the grace period on the condition that the beneficiary has maintained his or her employment relationship during that period and is eligible based on the performance assessment.

Transactions settled with membership certificates

The cost of transactions settled with equity instruments is measured with a basis on the fair value on the date in which they were granted. To determine the fair value, the Company uses an external evaluation expert, which uses an appropriate evaluation method.

This cost is recognized in employee benefit expenses together with the corresponding increase in shareholders’ equity (in other reserves), during the period when the service is provided, and, when applicable, performance conditions are met (vesting period). The accumulated expense recognized for transactions that will be settled with membership certificates on each reporting date up to the vesting date reflects the extent to which the acquisition period may have expired and the Company’s best estimate of the number of grants which in the last instance, will be acquired. The expense or credit in the statement of income for the period represents the changes in accumulated expense recognized at the start and end of that period. When the terms of an equity-settled transaction are modified (for example, due to plan modifications), the minimum recognized expense is the fair value at the grant date, provided the original vesting conditions are met. An additional expense, measured on the modification date is recognized for any modification that increases the fair value of the contracts with share-based payment or otherwise, benefits the employees. When a grant is cancelled by the entity or counterpart, any remaining element of the fair value of the grant is immediately recognized as expense through profit or loss.

The effect of dilution of outstanding options is reflected as dilution of additional share in the calculation of the diluted earnings per share.

Employee benefits

3.22. Employee benefits

Employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

The liability is recognized at the amount expected to be paid under the cash bonus plans or short-term profit sharing if the Company and its subsidiaries have a legal or constructive obligation to pay this amount as a result of prior service rendered by the employee, and the obligation can be reliably estimated.

a.    Private pension

The Company and its subsidiaries do not hold private pension plans or any pension plan for its employees and management.

b.    Profit sharing

The Company and its subsidiaries have benefit plans for management and employees in the form of profit sharing and bonus plans.

Profit sharing and bonus plans are expected to be settled in up to 12 months and are presented at expected settlement value.

c.    Post-employment benefit – health care plans

The Company and its subsidiaries offer health care plans compatible with the market to its employees; the Company and its subsidiaries are co-sponsors of the plan and their employees contribute with a monthly fixed installment that may be extended to spouses and dependents. Costs with monthly defined contributions made by the Company and its subsidiaries are recognized in income on a monthly basis, in conformity with the accrual basis.

Costs, contributions and actuarial liabilities related to such plans are determined annually, with a basis on an appraisal carried out by independent actuaries.

Financial income and expenses

3.23. Financial revenues and expenses

Financial revenues comprise basically interest of financial assets and discounts obtained. Financial expenses comprise basically bank fees, commercial discounts, exchange rate change and interest on loans. Interest is recognized in the income (loss) for the period using the effective interest rate methodology.

Foreign currency translation

3.24. Foreign currency translation

Consolidated financial statements are presented in Real (R$), parent company’s functional currency. Each Company’s entity determines its own functional currency, and in those in which functional currency is different from real, the financial statements are translated into real as of closing date, in accordance with IAS 21 – Effects of changes in foreign exchange rate and translation of financial statements, except for Napse S.R.L, which follows IAS 29 – Accounting for Hyperinflationary Economies.

IAS 29 Adoption of the accounting and reporting standard in highly hyperinflationary economy

3.25. IAS 29 Adoption of the accounting and reporting standard in highly hyperinflationary economy

In July 2018, considering that the inflation accumulated in the past three years in Argentina was higher than 100%, the adoption of the accounting and reporting standard in hyperinflationary economy (IAS 29) became mandatory in relation to the subsidiary Napse S.R.L., located in Argentina.

Pursuant to IAS 29, non-cash assets and liabilities, the shareholders’ equity and the statement of income of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the balance sheet date and translated into Real at the closing exchange rate for the period.

Statement of cash flow

3.26. Statement of cash flow

Statements of cash flows were prepared and presented in accordance with the Technical Pronouncement IAS 7 - Statement of Cash Flows.

Paid interest is classified as financing cash flow in the Statement of Cash Flow, as it represents financial funds raising costs.

In the years ended December 31, 2020 and 2019 he following transactions did not affect the cash.

	12/31/2020	12/31/2019
Acquisition of computers, furniture and facilities included in suppliers payable	2,465	2,419
Acquisition of software and software developed included in suppliers payable	3,713	380

New or reviewed pronouncements with first-time adoption in 2019

3.27. New or reviewed pronouncements with first-time adoption in 2020

The Company and its subsidiaries adopted for the first time certain standards which are valid for annual period beginning on January 1st, 2020 or after that date. The Company and its subsidiaries decided not to adopt in advance any other standard, interpretation and amendments that have been issued, but are not yet effective.

Standards and amended standards
Amendments to IFRS 3	In October 2018, the IASB issued changes to the definition of business in IFRS 3 to help entities determine whether an acquired set of activities and assets consists of or not in a business.
Conceptual Framework

This review presents new concepts on presentation, measurement and disclosure, updated the definition of assets and liabilities as well as the criteria for recognition and derecognition of assets and liabilities in the financial statements.

Amendments to IAS 1 and IAS 8	Aligns the definition of “material omission” or “materially distorted disclosure” in all standards and clarifies certain aspects of the definition.
Amendments to IAS 39, IFRS 7 and IFRS 9	It addresses the reform of interest rates used as market benchmarks, which will be finalized in future periods.
Amendment to IFRS 16	It grants the lessee an exemption from assessing whether a lease concession related to COVID-19 is a lease modification or not.

The Company and its subsidiaries did not identify relevant impacts as a result of the standards and interpretations that were issued.

New standards, amendments and interpretations of issued standards that did not become effective

3.28. New standards, amendments and interpretations of issued standards that did not become effective

At the date these financial statements were prepared, the following standards and amendments had been published; however, application thereof was not mandatory. The Company and its subsidiaries did not early adopt any pronouncement or interpretation issued whose application was not mandatory.

Standards and interpretations issued but not yet effective through the date the Company's financial statements were issued are set out below:

Standards and amended standards		Effective date (annual periods starting on or after)
IFRS 17	Insurance contracts	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 e IFRS 16) Phase 2	Reform of the Reference Interest Rate with treatment of changes in cash flows, hedge accounting requirements and disclosures	January 1, 2021

The Company and its subsidiaries do not expect relevant impacts as a result of standards and interpretations that were issued but are not yet effective.